united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Dynamic Alpha Macro Fund - Institutional (DYMIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	1.73%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund (“DYMIX” or “The Fund”) outperformed the Standard & Poor’s 500 Index (“S&P 500”) as well as the Barclays Global Macro Index (Global Macro) for the period from July 1st, 2024, through December 31st, 2024. Overall, the fund returned 16.98% for the since inception period ended December 31st, 2024, compared to the S&P 500 and Barclays Global Macro Indices which returned 20.87% and 8.13% respectively.

Primary Benchmark Overview

From June 30 to December 31, 2024, the S&P 500's growth was primarily driven by major tech companies, especially Nvidia and Meta, due to strong AI demand. The "Magnificent Seven" (Apple, Microsoft, Amazon, Alphabet, Meta, Nvidia, Tesla) significantly contributed to the index's gains. The leadup to the election provided for some volatility which was short lived.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

Allocations to strategic equities were broadly positive, led by allocations to growth-oriented exchange traded funds (ETFs). Core and dividend/value ETFs were also positive, but less than growth allocations.

Fundamental Global Macro Strategy (“Macro strategy”)

The biggest factors impacting performance of the macro strategy were related to the market’s anticipation of Federal Reserve Rate cuts. Going into 2024 the market had anticipated several (as many as 6-7) rate cuts in 2024 by the Fed Open Market Committee. But as inflation persisted, these rate cuts continued to get pushed further and further into the future (with some anticipating no cuts at all). The impact of this has been continued volatility in fixed income markets as well as volatility in inflation and economic related commodities (gold, silver, copper etc.).

Overall, Gold was by far the biggest contributor to performance from the macro strategy. Other smaller contributors included Silver, Corn, Sugar, and Coffee. The biggest detractor to Macro strategy performance was the long 2-Year US Treasury position, followed by Feeder Cattle and the Japanese Yen. Smaller detractors included the E-Mini S&P 500 short and Crude Oil.

As always, we remain flexible, and positions can change at any time. For more information be sure to read the monthly commentary available at www.dynamicalphafunds.com.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dynamic Alpha Macro Fund - $12,493
S&P 500 Index - $13,086
Barclay Global Macro Index - $11,173
$15,000
$10,000
$5,000
$0
$13,086
$12,493
$11,173
07/31/23
08/31/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24

	Dynamic Alpha Macro Fund	S&P 500 Index	Barclay Global Macro Index
07/31/23	$10,000	$10,000	$10,000
08/31/23	$9,900	$9,841	$9,856
09/30/23	$9,310	$9,372	$9,831
10/31/23	$9,450	$9,175	$9,807
11/30/23	$9,990	$10,012	$10,036
12/31/23	$10,554	$10,467	$10,291
01/31/24	$10,343	$10,643	$10,374
02/29/24	$10,132	$11,211	$10,509
03/31/24	$10,976	$11,572	$10,794
04/30/24	$11,739	$11,100	$10,654
05/31/24	$11,518	$11,650	$10,744
06/30/24	$11,518	$12,068	$10,807
07/31/24	$11,739	$12,215	$10,880
08/31/24	$12,251	$12,511	$10,864
09/30/24	$13,476	$12,778	$11,132
10/31/24	$12,582	$12,662	$11,005
11/30/24	$12,823	$13,406	$11,192
12/31/24	$12,493	$13,086	$11,173

Average Annual Total Returns

	6 Months	1 Year	Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	8.46%	18.37%	16.98%
S&P 500 Index	8.44%	25.02%	20.87%
Barclay Global Macro Index	3.39%	8.57%	8.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$138,796,970
  Number of Portfolio Holdings22
  Advisory Fee $975,972
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	28.6%
Exchange-Traded Funds	71.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

ETF - Equity
51.1%
U.S. Governments & Agencies
24.0%
ETF - Fixed Income
8.7%
Other Assets in Excess of Liabilities
16.2%

Value	Value
Other Assets in Excess of Liabilities	16.2%
ETF - Fixed Income	8.7%
U.S. Governments & Agencies	24.0%
ETF - Equity	51.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	14.2%
Schwab US Dividend Equity ETF	10.9%
United States Treasury Bill, 3.760%, 01/16/25	9.5%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	8.7%
United States Treasury Bill, 4.120%, 02/13/25	7.2%
BNY Mellon US Large Cap Core Equity ETF	7.2%
United States Treasury Bill, 4.160%, 03/20/25	7.2%
Vanguard Russell 1000 Growth ETF	7.2%
Vanguard Value ETF	4.6%
Vanguard Dividend Appreciation ETF	3.9%

Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Dynamic Alpha Macro Fund - Institutional (DYMIX)

Semi-Annual Shareholder Report - December 31, 2024

Additional information is available on the Fund's website (regdocs.blugiant.com/dynamic-alpha-macro/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DYMIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dynamic Alpha Macro Fund

Institutional Class Shares (DYMIX)

Semi-Annual Financial Statements
and Additional Information

December 31, 2024

1-833-462-6433
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 59.8%
	EQUITY - 51.1%
89,643	BNY Mellon US Large Cap Core Equity ETF			$10,045,395
93,740	Invesco Nasdaq 100 ETF			19,727,582
555,330	Schwab US Dividend Equity ETF			15,171,616
62,605	SPDR Portfolio S&P 500 ETF			4,315,989
27,400	Vanguard Dividend Appreciation ETF			5,365,742
96,790	Vanguard Russell 1000 Growth ETF			9,998,407
38,000	Vanguard Value ETF			6,433,400
				71,058,131
	FIXED INCOME - 8.7%
239,600	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF			12,023,128

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,859,222)			83,081,259

Principal
Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 24.0%
	U.S. TREASURY BILLS — 24.0%
10,174,000	United States Treasury Bill (b)	3.7600	01/16/25	10,157,272
3,052,000	United States Treasury Bill (a),(b)	3.7600	01/16/25	3,046,982
10,109,000	United States Treasury Bill (b)	4.1200	02/13/25	10,059,072
10,108,000	United States Treasury Bill (b)	4.1600	03/20/25	10,017,818
				33,281,144

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,270,267)			33,281,144

	TOTAL INVESTMENTS - 83.8% (Cost $105,129,489)			$116,362,403
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.2%			22,434,567
	NET ASSETS - 100.0%			$138,796,970

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	(Depreciation)
2,457	CBOT 2 Year US Treasury Note Futures	04/01/2025	$505,182,236	$307,169
611	CBOT Corn Futures (a)	07/15/2025	14,320,313	389,334
426	CME British Pound Currency Futures	03/18/2025	33,289,238	(591,075)
161	CME Japanese Yen Currency Futures	03/18/2025	12,900,125	(498,174)
	TOTAL FUTURES CONTRACTS			$(392,746)

The accompanying notes are an integral part of these consolidated financial statements.

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	(Depreciation)
89	CME Feeder Cattle Futures(a)	03/28/2025	$11,702,388	$(217,309)
172	NYBOT CSC Number 11 World Sugar Futures(b)	02/28/2025	3,710,246	573,061
	TOTAL FUTURES CONTRACTS			$355,752

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this investment is a holding of the DAMF Fund Ltd.

(b)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

ASSETS
Investment securities:
At cost	$105,129,489
At value	$116,362,403
Cash	17,284,989
Deposit with broker for futures contracts	5,317,462
Unrealized appreciation on futures contracts	1,269,564
Dividends and interest receivable	147,202
Prepaid expenses and other assets	46,182
Receivable for Fund shares sold	13,340
TOTAL ASSETS	140,441,142

LIABILITIES
Unrealized depreciation on futures contracts	1,306,558
Investment advisory fees payable	180,670
Payable for Fund shares redeemed	134,443
Payable to related parties	3,577
Accrued expenses and other liabilities	18,924
TOTAL LIABILITIES	1,644,172
NET ASSETS	$138,796,970

Composition of Net Assets:
Paid in capital	126,990,293
Distributable earnings	11,806,677
NET ASSETS	$138,796,970

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$138,796,970
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,949,149
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.62

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

INVESTMENT INCOME
Interest	$1,301,408
Dividends	826,223
TOTAL INVESTMENT INCOME	2,127,631

EXPENSES
Investment advisory fees	975,972
Administrative services fees	54,862
Registration fees	23,125
Transfer agent fees	18,379
Compliance officer and liquidity program administration fees	13,322
Printing and postage expenses	11,035
Audit fees	10,875
Legal fees	9,442
Custody fees	4,987
Director/Trustee fees	4,526
Insurance expense	241
Miscellaneous expenses	3,721
NET EXPENSES	1,130,487

NET INVESTMENT INCOME	997,144

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain from:
Futures contracts	1,069,859
Net Realized Gain on Futures Contracts	1,069,859

Net change in unrealized appreciation on:
Investments	4,213,779
Futures contracts	2,055,816
Net Change in Unrealized Appreciation on Investments and Futures Contracts	6,269,595

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	7,339,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,336,598

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2024	June 30, 2024*
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$997,144	$855,562
Net realized gain from investments and futures contracts	1,069,859	7,291,023
Net change in unrealized appreciation on investments and futures contracts	6,269,595	4,926,325
Net increase in net assets resulting from operations	8,336,598	13,072,910

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid	(9,330,532)	(308,013)
Total distributions to shareholders	(9,330,532)	(308,013)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	43,198,485	91,233,423
Net asset value of shares issued in reinvestments of distributions	9,176,497	304,328
Payments for shares redeemed	(9,811,603)	(7,075,123)
Net increase from shares of beneficial interest transactions	42,563,379	84,462,628

NET INCREASE IN NET ASSETS	41,569,445	97,227,525

NET ASSETS
Beginning of period	97,227,525	—
End of period	$138,796,970	$97,227,525

SHARE ACTIVITY
Shares Sold	3,479,838	9,103,156
Shares Reinvested	783,646	29,011
Shares Redeemed	(788,438)	(658,064)
Net increase in shares of beneficial interest outstanding	3,475,046	8,474,103

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period.

	Institutional Class
	For the Six Months Ended	For the Period Ended
	December 31, 2024	June 30, 2024*
	(Unaudited)
Net asset value, beginning of period	$11.47	$10.00
Income from investment operations:
Net investment income(a)	0.10	0.15
Net realized and unrealized gain on investments	0.88	1.36
Total from investment operations	0.98	1.51
Less distributions to shareholders from:
Net investment income	(0.83)	(0.04)
Total distributions	(0.83)	(0.04)

Net asset value, end of period	$11.62	$11.47

Total return (b,f)	8.46%	15.18%
Net assets, end of period (in 000s)	$138,797	$97,228

Ratio of net expenses to average net assets(c,e)	1.73%	1.89%
Ratios of net investment income to average net assets(c,d,e)	1.53%	1.57%
Portfolio turnover rate(f)	0.00%	0.00%

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

Dynamic Alpha Macro Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Preferred Trust (the “Trust”), a Delaware statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund commenced operations on July 31, 2023. The Fund currently offers Institutional Class shares which are offered at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Fund securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Gold futures are valued at 4:00 p.m. Eastern Time. Investments in open-end mutual funds are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

DAMF Fund Limited (“DAMF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in exchange-traded funds (“ETFs”), exchange traded notes (“ETNs”), physical commodities and derivatives. See “Consolidation of Subsidiary” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$83,081,259	$—	$—	$83,081,259
U.S. Government & Agencies	—	33,281,144	—	33,281,144
Total Investments	$83,081,259	$33,281,144	$—	$116,362,403
Derivatives
Futures Contracts	1,269,564	—	—	1,269,564
Total Assets	$84,350,823	$33,281,144	$—	$117,631,967
Liabilities *
Derivatives:
Futures Contracts	$(1,306,558)	$—	$—	$(1,306,558)
Total Liabilities	$(1,306,558)	$—	$—	$(1,306,558)

*	Refer to the Consolidated Schedule of Investments for security classifications.

The Fund did not hold any Level 3 securities during the current period.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the accounts of DAMF Fund Limited (“DAMF”), a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in DAMF, which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on August 2, 2023 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in DAMF is as follows:

	Inception Date of	DAMF Net Assets at	Percent of Net Assets at
	DAMF	December 31, 2024	December 31, 2024
DAMF	8/2/2023	$17,225,078	12.41%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

For tax purposes, DAMF is an exempted Cayman Islands investment company. DAMF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DAMF is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of DAMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $31,496,784 and $0, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended December 31, 2024, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2024:

Gross Amounts Not Offset in the
Consolidated Statement of Assets
Assets:				& Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	or Liabilities Presented
	Consolidated	Consolidated	in the Consolidated		Cash Collateral
	Statement of Assets	Statement of	Statement of Assets &	Financial	(Received) or
Description	& Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged(1)	Net Amount
Futures Contracts	$1,269,564	$—	$1,269,564	$(1,269,564)	$—	$—
Total	$1,269,564	$—	$1,269,564	$(1,269,564)	$—	$—

Gross Amounts Not Offset in the
Consolidated Statement of Assets
Liabilities:				& Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Consolidated	Consolidated	the Consolidated
	Statement of Assets	Statement of	Statement of Assets &	Financial	Cash Collateral
Description	& Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(1,306,558)	$—	$(1,306,558)	$1,269,564	$36,994	$—
Total	$(1,306,558)	$—	$(1,306,558)	$1,269,564	$36,994	$—

The table does not included excess collateral pledged.

(1)	Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

The Fund and DAMF use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 5.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2024:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation (depreciation) on futures contracts

A summary of the fair value by primary risk exposure as of December 31, 2024 was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Interest Risk	Total
Futures Contracts	$962,395	$—	$307,169	$1,269,564

Liability Derivatives
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Interest Risk	Total
Futures Contracts	$(217,309)	$(1,089,249)	$—	$(1,306,558)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended December 31, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized appreciation on futures contracts

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2024:

Realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Equity Risk	Interest Risk	Total
Futures Contracts	$6,873,450	$(730,478)	$(666,328)	$(4,406,785)	$1,069,859

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Interest Risk	Total
Futures Contracts	$3,244,833	$(1,089,249)	$(99,768)	$2,055,816

The derivative instruments outstanding as of December 31, 2024 as disclosed in the Consolidated Schedule of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

5.	RISKS

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (DAMF).

General Market Risk – The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities market generally.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk – Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Derivatives Risk – Futures are subject to inherent leverage that may magnify Fund losses. These derivatives may not provide an effective substitute for commodities fund because changes in derivative prices may not track those of the underlying commodities. Also, over-the-counter forwards are subject to counterparty default risk.

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Gold Risk – The price of gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Dynamic Wealth Group, LLC (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the Fund paid $975,972 in advisory fees.

The Sub-Advisor has contractually agreed to waive all or part of its sub-advisory fees and/or make payments to limit the expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until October 31, 2025 for the Institutional Class so that the total annual operating expenses do not exceed 1.87% of the average daily net assets of the Institutional Class shares of the Fund.

Waivers and expense payments may be recouped by the Sub-Advisor from a Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended December 31, 2024, the Sub-Advisor did not waive any fees.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. The liquidity program administrator agreement became effective July 2, 2023.

Pursuant to a compliance consulting agreement with the Fund, the Adviser, provides a chief compliance officer who, directs the operations of the Fund’s compliance program. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser out of pocket expenses and an annual fee of $15,000. The compliance consulting agreement became effective July 2, 2023.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund as shown in the Consolidated Statement of Operations under

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Administrative services fees and Transfer agent fees. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Fund bore $4,526 of these fees during the six months ended December 31, 2024.

During the six months ended December 31, 2024, Ceros Financial Services, Inc., an affiliate of the Advisor, executed trades on behalf of the Fund and received $3,477 in trade commissions.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab & Co., Inc. and National Financial Services LLC held 58.4% and 39.4%, respectively of the voting securities of shares.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$105,129,489	$11,268,941	$(36,027)	$11,232,914

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2024 was as follows:

Fiscal Year Ended
June 30, 2024
Ordinary Income	$308,013
$308,013

As of June 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$8,649,289	$—	$(2,659,726)	$(208,087)	$—	$7,019,135	$12,800,611

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to mark-to-market on open 1256 futures contracts.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,659,726.

At June 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$83,235	$124,852	$208,087	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses resulted in reclassification for the period ended June 30, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$(35,714)	$35,714

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-462-6433, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting the Fund’s website at www.dynamicalphafunds.com/investor-materials/.

INVESTMENT ADVISOR

Advisors Preferred, LLC 1445

Research Boulevard, #530

Rockville, MD 20850

SUB-ADVISOR

Dynamic Wealth Group, LLC

3225 McLeod Drive, Suite 100

Las Vegas, NV 89121

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Dynamic Alpha Macro Fund

Additional Information (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/24/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/24/25

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	2/24/25